Equity - Summary of Equity Share Capital (Parenthetical) (Detail)	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Ordinary shares [Member] | Equity share capital [member]
Disclosure of classes of share capital [line items]
Nominal value per share | (per share)	£ 0.20852	£ 0.20852	$ 0.20852	$ 0.19810